SHARE OPTION SCHEME - Summary of Fair Value of Equity Settled Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2025 year $ / shares	Dec. 31, 2024 year $ / shares	Dec. 31, 2023 year $ / shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	59.00%	76.90%	66.10%
Contractual life of options (year)	10 years	10 years	10 years
Expected life of options (year) | year	6.09	6.48	6.59
Weighted average share price used in share option fair value (in dollars per share) | $ / shares	$ 19.04	$ 31.41	$ 23.53
Early Exercise Multiple	2.2	2.2	2.2
Post-Vesting Termination Rate (annual)	7.92%	5.69%	4.95%
Bottom of Range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Risk-free interest rate (%)	3.91%	4.25%	3.40%
Top of Range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Risk-free interest rate (%)	4.28%	5.41%	4.84%